CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Cash flows from operating activities:
Net loss	$ (131,680,000)	¥ (914,253,000)	¥ (88,735,000)	¥ (6,841,000)
Depreciation of property and equipment	22,357,000	155,225,000	153,313,000	94,826,000
Amortization of intangible assets and land use right	557,000	3,869,000	4,298,000	2,202,000
Provision for doubtful accounts receivable and other receivable	1,298,000	9,010,000	(3,892,000)	46,977,000
Impairment of long lived assets	57,482,000	399,094,000	0	0
Impairment of long term investments	2,627,000	18,240,000	0	0
(Gain) loss from disposal of property and equipment	292,000	2,028,000	137,000	(1,076,000)
Deferred tax (benefit) expense	450,000	3,125,000	(25,279,000)	(14,934,000)
Interest expense	199,000	1,380,000	4,729,000	2,031,000
Foreign exchange gain	(2,038,000)	(14,151,000)	(9,009,000)	(3,916,000)
Gain from sale of short term investments	(512,000)	(3,552,000)
Share-based compensation	12,246,000	85,025,000	48,606,000	17,037,000
Changes in operating assets and liabilities:
Accounts receivable	6,026,000	41,840,000	80,296,000	(60,234,000)
Prepaid expense and other current assets	(158,000)	(1,095,000)	(77,405,000)	487,000
Long term deposits and other non-current assets	(176,000)	(1,221,000)	(35,009,000)	(19,042,000)
Amounts due from related parties				(703,000)
Accounts payable	14,603,000	101,392,000	(50,227,000)	52,071,000
Accrued employee benefits	156,000	1,085,000	1,048,000	1,094,000
Deferred government grant	(85,000)	(591,000)	(12,561,000)	13,000,000
Accrued expenses and other payables	(10,539,000)	(73,174,000)	789,445,000	148,463,000
Income tax payable	(66,000)	(456,000)	(9,279,000)	8,944,000
Net cash provided by (used in) operating activities	(26,961,000)	(187,180,000)	770,476,000	280,386,000
Cash flows from investing activities:
Purchases of property and equipment and intangible assets	(8,531,000)	(59,234,000)	(90,172,000)	(253,252,000)
Cash paid for short term investment (Note 9)			(50,000,000)
Cash receipts from sales of short term investment (Note 9)	7,713,000	53,552,000
Cash paid for long term investment (Note 10)	(323,000)	(2,242,000)	(2,302,000)	(13,260,000)
Cash received from sale of short term investment (Note 10)	3,864,000	26,828,000
Cash paid for cloud infrastructure construction in progress (Note 9)	(32,017,000)	(222,292,000)	(290,345,000)	(161,488,000)
Proceeds from disposal of property and equipment	144,000	998,000	470,000	6,282,000
Net cash used in investing activities	(29,150,000)	(202,390,000)	(432,349,000)	(421,718,000)
Cash flows from financing activities:
Consideration paid to selling shareholders (Note 21)				(183,858,000)
Proceeds received on behalf of selling shareholders (Note 21)				183,858,000
Proceeds from issuance of ordinary shares (Note 21)				158,044,000
Proceeds from bank borrowings (Note 11)	4,222,000	29,311,000		81,540,000
Repayment of bank borrowings	(1,106,000)	(7,680,000)	(67,180,000)	(62,840,000)
Proceeds from employee share options exercised	1,092,000	7,579,000	16,993,000	13,975,000
Changes in restricted cash			68,191,000	(8,191,000)
Payment of capital lease obligation	(10,723,000)	(74,453,000)	(32,202,000)	(4,909,000)
Payment for repurchase of ordinary shares	(5,675,000)	(39,402,000)	(93,891,000)
Investment from minority shareholder			1,292,000
Net cash provided by (used in) financing activities	(12,190,000)	(84,645,000)	(106,797,000)	177,619,000
Net increase (decrease) in cash and cash equivalents	(68,301,000)	(474,215,000)	231,330,000	36,287,000
Cash and cash equivalents at beginning of the year	88,754,000	616,218,000	375,879,000	338,092,000
Effect of foreign exchange rate changes on cash	2,105,000	14,617,000	9,009,000	1,500,000
Cash and cash equivalents at end of the year (Note 4)	22,558,000	156,620,000	616,218,000	375,879,000
Supplemental disclosures of cash flow information:
Income taxes paid (refunded)	(534,000)	(3,709,000)	13,319,000	2,862,000
Interest paid	1,479,000	10,267,000	8,389,000	6,903,000
Interest received	672,000	4,669,000	4,618,000	5,529,000
Supplemental disclosures of non-cash activities:
Acquisition of property and equipment included in accrued expenses and other payables	(2,362,000)	(16,397,000)	(32,241,000)	(146,425,000)
Acquisition of property and equipment through capital leases	$ 8,531,000	¥ 59,234,000	¥ 189,708,000	¥ 37,728,000